SHORT-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2023	2022
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	$627,881	$642,228
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	297,203	314,692
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	126,477	128,446
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	154,915	157,346
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	381,204	385,336

			Total:	$1,587,680	$1,628,048